Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 20, 2020 $ / shares	Sep. 27, 2019 USD ($)	Mar. 29, 2019 USD ($)	Sep. 28, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($)	Mar. 27, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares							$ 0.01
Dividends paid | $		$ 1,972	$ 1,955	$ 2,019	$ 2,026	$ 3,927		$ 4,045
Dividends declared after reporting period [Member]
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares	$ 0.01
Dividends declared | $									$ 2,613